Commitments and Contingencies (Allowance For Doubtful Debts) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies [Abstract]
Balance at beginning of period	$ 2,227	$ 3,854	$ 4,026
Provision	307	357	324
Reversal of provision	(140)	(359)
Write-off of provision	(1,071)	(1,625)	(496)
Balance at end of period	$ 1,323	$ 2,227	$ 3,854